NONCONTROLLING INTEREST (Schedule of Noncontrolling Interest) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
NONCONTROLLING INTEREST [Abstract]
Beginning Balance		167,253	133,485	102,180
Net income attributed to noncontrolling interest	7,277	45,338	39,752	36,840
Capital injection by noncontrolling shareholders			2,960	1,470
Foreign currency translation adjustments		2,498	6,268	951
Distributions paid to noncontrolling interests		(17,321)	(15,212)	(7,102)
Acquisition of noncontrolling interests				(854)
Disposal of the subsidiaries		(857)
Ending Balance	$ 31,606	196,911	167,253	133,485